Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Current year actuarial (loss) gain	$ (24,257)	¥ (1,999,000)	¥ (933,000)	¥ 1,575,000
Amortization of actuarial loss	14,658	1,208,000	1,255,000	1,814,000
Amortization of prior service benefit	(8,397)	(692,000)	(691,000)	(691,000)
Net unrealized (loss) gain	$ (17,996)	¥ (1,483,000)	¥ (369,000)	¥ 2,698,000